As filed with the Securities and Exchange Commission on May 28, 1999
                                                              File Nos. 33-69686
                                                                        811-8064

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 43
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 44

                             THE MONTGOMERY FUNDS II
             (Exact Name of Registrant as Specified in its Charter)

                              101 California Street
                         San Francisco, California 94111
                     (Address of Principal Executive Office)

                                 (415) 572-3863
              (Registrant's Telephone Number, Including Area Code)

                      Greg M. Siemons, Assistant Secretary
                              101 California Street
                         San Francisco, California 94111
                     (Name and Address of Agent for Service)

                            -------------------------

         It is proposed that this filing will become effective:
         ___________     immediately upon filing pursuant to Rule 485(b)
         ___________     on ___________ pursuant to Rule 485(b)
         ___________     60 days after filing pursuant to Rule 485(a)(1)
         ___________     75 days after filing pursuant to Rule 485(a)(2)
         _____X_____     on  July 31, 1999 pursuant to Rule 485(a)(1)

                                   ----------

                     Please Send Copy of Communications to:

                               JULIE ALLECTA, ESQ.
                              DAVID A. HEARTH, ESQ.
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                         San Francisco, California 94104
                                 (415) 835-1600

                             THE MONTGOMERY FUNDS II

                    CONTENTS OF THE POST-EFFECTIVE AMENDMENT

This Post-Effective Amendment to the registration statement of the Registrant contains the following documents:

         Facing Sheet

         Contents of the Post-Effective Amendment

         Part A - Prospectus for Class B and Class C shares of Montgomery Global
                  Long-Short Fund

         Part B - Combined  Statement of Additional  Information  for Montgomery
                  Institutional Series: International Growth Portfolio, Montgomery Institutional Series: Emerging Markets Focus Portfolio, Montgomery Institutional Series: Macro Cap Systematic Value Portfolio, Montgomery Institutional Series:
                  Small Cap Systematic Value Portfolio and Montgomery Global Long-Short Fund is incorporated by reference to Post-Effective Amendment No. 42

         Part C - Other Information

         Signature Page

         Exhibits

      ---------------------------------------------------------------------

                                     PART A

                                 PROSPECTUS FOR

                          CLASS B AND CLASS C SHARES OF

                        MONTGOMERY GLOBAL LONG-SHORT FUND

      ---------------------------------------------------------------------

Prospectus
July 31, 1999


The Montgomery Funds IISM

MONTGOMERY GLOBAL LONG-SHORT FUND



The Montgomery Funds II has registered the mutual fund offered in this prospectus with the U.S. Securities and Exchange Commission (SEC). That registration does not imply, however, that the SEC endorses the Fund.

The SEC has not approved or disapproved the Fund or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

-------------------------
   How to Contact Us
-------------------------

Montgomery Shareholder
Service Representatives
800.627.7933

Montgomery Web Site
www.montgomeryfunds.com

Address General
Correspondence to:
The Montgomery Funds II
101 California Street
San Francisco, CA  94111-9361

TABLE OF CONTENTS

Objective......................................................................5
Strategy.......................................................................5
Risks..........................................................................5
Fees & Expenses................................................................6
Portfolio Management...........................................................8
Additional Investment Strategies and Related Risks.............................8
     Montgomery Global Long-Short Fund.........................................8
     The Euro:  Single European Currency.......................................9
     Defensive Investments....................................................10
     Portfolio Turnover.......................................................10
     The Year 2000............................................................10
     Additional Information on the Benchmarks for the Fund....................10
Financial Highlights..........................................................12
What You Need To Know About Your Montgomery Account...........................13
     How Fund Shares are Priced...............................................13
     Foreign Investors........................................................13
Investing in the Fund Through Financial Intermediaries........................14
Investing in the Fund Directly with Montgomery................................14
       Opening a New Account..................................................14
       Buying Additional Shares...............................................15
       Exchanging Shares......................................................16
       Other Exchange Policies................................................16
       Selling Shares.........................................................16
Other Policies................................................................18
     Tax Withholding Information..............................................19
     After You Invest.........................................................20
How To Avoid "Buying A Dividend"..............................................21

This prospectus contains important information about the investment objective, strategy and risks of the Montgomery Global Long-Short Fund (the "Fund") that you should know before you invest in the Fund. Please read it carefully and keep it on hand for future reference.

Please be aware that the Fund:

[]    Is not a bank deposit

[] Is not guaranteed, endorsed or insured by any financial institution or government entity such as the Federal Deposit Insurance Corporation (FDIC)

You should also know that you could lose money by investing in the Fund.

This prospectus describes only the Fund's Class B and Class C shares. The Montgomery Funds II offers other classes of shares of the Fund with different fees and expenses to eligible investors.

Global Long-Short Fund

Objective

[] Seeks capital appreciation by investing in long and short positions in equity securities worldwide.

Strategy

The Fund's strategy is to uncover stocks with the greatest potential for changes in price, and to benefit whether overall stock markets move up or down. The Fund's stock selection strategy combines in-depth financial review with on-site analysis of companies, countries and regions to identify potential investments. The portfolio managers buy stocks "long" that they believe will perform better than their peers, and sell stocks "short" that they believe will underperform their peers. They may also engage in margin borrowing or use options and financial futures contracts in an effort to enhance returns.

Under normal conditions, this Fund seeks to achieve its objective by investing at least 65% of its total assets in long and short positions in equity securities of publicly traded companies in the U.S., developed foreign and emerging markets. A long position is where the Fund purchases a stock outright, while a short position is when the Fund sells a security that it has borrowed. Short positions may be used to partially hedge long positions or to garner returns from insights made from the manager's company research. The Fund will realize a profit or incur a loss from a short position depending on whether the value of the underlying stock increases or decreases between the time it is sold and when the Fund replaces the borrowed security.

Risks

This Fund uses sophisticated investment approaches that may present substantially higher risks than most mutual funds. The Fund will seek to increase return by investing in transactions using margin, leverage, short sales and other forms of volatile financial derivatives such as options and futures. As a result, an investment in this Fund may be more volatile than investments in other mutual funds. This Fund is not appropriate for conservative investors.

By investing in stocks, the Fund may expose you to certain risks that could cause you to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market. Short sales are speculative investments and will cause the Fund to lose money if the value of a security does not go down as the managers expect. In addition, the use of borrowing and short sales may cause the Fund to have higher expenses (especially interest and dividend expenses) than those of other equity mutual funds.

By investing in foreign stocks the Fund carries additional risks such as regulatory, political and currency risk. Moreover, the Fund may invest up to 30% of its total assets in emerging markets, which are far more volatile than the U.S. market. For a more detailed discussion of the risks mentioned above, see "Additional Investment Strategies and Related Risks" on page ____.


Past Fund Performance The bar chart below shows the risks of investing in the Fund. The table immediately below the bar chart compares the Fund's performance with commonly used indices for its market segment. Of course, past performance is no guarantee of future results.

     51.69%
---------------------------------------------------------------------------------------------------------------------
     []             During the one-year period described in the bar chart on the left for the Class B shares of the Fund,  the best quarter was Q1 1998  (26.50%) and the worst quarter was Q3 1998 (-4.17%).

---------------------------------------------------------------------------------------------------------------------
     1998

Average Annual Returns Through 12/31/98.
Global Long-Short Fund - Class B                         51.69%              51.69%
Global Long-Short Fund - Class C                         41.98%              41.98%
---------------------------------------------------------------------------------------------
MSCI All-Country World Free Index+                       21.97%              21.97%
---------------------------------------------------------------------------------------------
MSCI EAFE Index+                                         20.00%              20.00%
---------------------------------------------------------------------------------------------
S&P 500 Index                                            28.75%               28.75%
---------------------------------------------------------------------------------------------
                                                        1 Year        Inception (12/31/97)

+See page __ for a description of these indices.

Fees & Expenses

The following  table shows the fees and expenses you may pay if you buy and hold shares of the Fund. Montgomery does not impose any front-end loads on this Fund.
                                                                                        Class    Class
                                                                                          B*       C
                                                                                       ----------------
Shareholder Fees (fees paid directly from your investment)
    Maximum Deferred Sales Charge (as a percentage of redemption proceeds)              5.00%+   1.00%++
    Redemption Fee#                                                                     0.00%    0.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)##
    Management Fee                                                                      1.50%    1.50%
    Distribution (12b-1) and Service Fees                                               1.00%    1.00%
    Other Expenses                                                                      x.xx%    x.xx%
------------------------------------------------------------------------------------------------------
    Total Annual Fund Operating Expenses                                                x.xx%    x.xx%
       Fee Reduction and/or Expense Reimbursement                                       x.xx%    x.xx%
------------------------------------------------------------------------------------------------------
Net Expenses                                                                            3.10%    3.10%

* Class B shares convert to Class R shares automatically at the beginning of the seventh year after purchase.

# $10 will be deducted from redemption proceeds sent by wire or overnight courier.

+ 5.00% during the first year, 4.00% during the second year, 3.00% during the third and fourth years, 2.00% during the fifth year and 1.00% during the sixth. Class B shares automatically convert into Class R shares approximately seven years after purchase and thereafter will not be subject to a CDSC.

++ Class C shares are subject to a 1.00% contingent deferred sales charge if redeemed within the first year of purchase.

## Montgomery Asset Management has contractually agreed to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding the 12b-1 fee of 0.75% and interest and tax expense) to 2.35% for Class B and Class C shares. This contract has a rolling ten-year term.

Example of Fund expenses: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, assuming that you redeemed all of your shares at the end of each period. It also assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

           1 Year        3 Years       5 Years         10 Years
           ----------------------------------------------------
Class B     $712         $1,254        $1,720           $3,392
Class C     $312           $954        $1,620           $3,392

The table below shows what your would pay in expenses over time if you did not redeem your shares. The example does not reflect sales charge (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher.

           1 Year        3 Years       5 Years         10 Years
           ----------------------------------------------------
Class B     $312          $954         $1,620           $3,392
Class C     $312          $954         $1,620           $3,392

Portfolio Management

Angeline Ee and Nancy Kukacka                         For financial highlights,
For more details see page __                          see page __

PORTFOLIO MANAGEMENT

The investment manager of the Fund is Montgomery Asset Management, LLC, 101 California Street, San Francisco, California 94111. Founded in 1990, Montgomery Asset Management is a subsidiary of Commerzbank AG, one of the largest publicly held commercial banks in Germany. As of December 31, 1998, Montgomery Asset Management managed approximately $9 billion, with $4.5 billion invested in The Montgomery Funds.

ANGELINE EE, portfolio manager with Montgomery's International/Global team (since 1994). Prior to joining Montgomery in 1994 as a Portfolio Manager, Ms. Ee was a portfolio manager with AIGIC Investment Corp. in Singapore. From 1989 until 1990, Ms. Ee was a co-manager of a portfolio of Asian equities and bonds at Chase Manhattan Bank in Singapore.

NANCY KUKACKA, portfolio manager with Montgomery's International/Global team (since 1995). Before joining Montgomery in 1995 as a Portfolio Manager, Ms. Kukacka worked at CS First Boston Investment from 1994 through 1995 where she was an investment analyst covering consumer cyclical and non-durable sectors. Previously, Ms. Kukacka was an investment analyst at RCM Capital Management from 1990 through 1994, providing fundamental-based analysis for more than $12 billion in equity investments.

ADDITIONAL INVESTMENT STRATEGIES AND RELATED RISKS

Montgomery Global Long-Short Fund

General. The Fund is considered to have invested at least 65% of its total assets in long and short positions in equity securities when the value of long positions in equity securities and the value of assets serving as collateral for short positions together constitute at least 65% of the value of its total assets. The value of long and short positions will not necessarily be equal.

Short Sales. When Montgomery believes that a security is overvalued, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. If the price of the security decreases in value the Fund may make a profit and, conversely, if the security increases in value, the Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. There can be no assurance that the Fund will be able to close out the short position at any particular time or at an acceptable price. Although the Fund's gain is limited to the amount at which it sold a security short, its potential loss is not limited. A lender may request that the borrowed securities be returned on short notice, and if that occurs at a time when other short sellers of the subject security are receiving similar requests, a "short squeeze" can occur. This means that the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those the securities were sold short at. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Fund.

The Fund also may make short sales "against-the-box," in which it sells short securities it owns. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box, which result in a "constructive sale" requiring the Fund to recognize any taxable gain from the transaction.

Until the Fund replaces a borrowed security it will designate sufficient U.S. government securities, and other liquid debt and equity securities to cover any difference between the value of the security sold short and any collateral deposited with a broker or other custodian. In addition, the value of the designated securities must be at least equal to the original value of the securities sold short. Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian. The Fund will not make a short sale if, immediately before the transaction, the market value of all securities sold exceeds 100% of the value of the Fund's net assets.

Borrowing/Leverage. The Fund may borrow money from banks and engage in reverse repurchase transactions for temporary or emergency purposes. The Fund may borrow from broker-dealers and other institutions in order to leverage a transaction. Total bank borrowings may not exceed one-third of the value of the Fund's assets.

The Fund also may leverage its portfolio through margin borrowing and other techniques in an effort to increase total return. Although leverage creates an opportunity for increased income and gain, it also creates special risks. For example, leveraging may magnify changes in the net asset values of the Fund's shares and in its portfolio yield. Although margin borrowing will be fully collateralized, the Fund's assets may change in value while the borrowing is outstanding. Leveraging creates interest expenses that can exceed the income from the assets retained.

Foreign Securities. By investing in foreign stocks, the Fund exposes shareholders to additional risks. Foreign stock markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some countries. In addition, the risks of investing in emerging markets are considerable. Emerging stock markets tend to be much more volatile than the U.S. market due to the relative immaturity, and occasional instability, of their political and economic systems. In the past many emerging markets restricted the flow of money into or out of their stock markets, and some continue to impose restrictions on foreign investors. These markets tend to be less liquid and offer less regulatory protection for investors. The economies of emerging countries may be predominately based on only a few industries or on revenue from particular commodities, international aid and other assistance. In addition, most of the securities in which the Fund invests are denominated in foreign currencies, whose value may decline against the U.S. dollar. Furthermore, during the period following the January 1, 1999 introduction by the European Union of a single European currency (the "euro"), market uncertainties and even market disruptions could affect negatively the Fund's investments in European companies.

The Euro:  Single European Currency

On January 1, 1999, the European Union (EU) introduced a single European currency called the euro. Eleven of the fifteen EU members have begun to convert their currencies to the euro including Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain (leaving out Britain, Sweden, Denmark and Greece). For the first three years, the euro will be a phantom currency (only an accounting entry).
Euro notes and coins will begin circulating in 2002.

The introduction of the euro has occurred, but the following uncertainties will continue to exist for some time:

[] Whether the payment, valuation and operational systems of banks and financial institutions can operate reliably.

[] The applicable conversion rate for contracts stated in the national currency of an EU member.

[] The ability of clearing and settlement systems to process transactions reliably.

[]   The effects of the euro on European financial and commercial markets.

[] The effect of new legislation and regulations to address euro-related issues.

These and other factors could cause market disruptions and affect the value of your shares in the Fund. Montgomery and its key service providers have taken steps to address euro-related issues, but there can be no assurance that these efforts will be sufficient.

Defensive Investments

At the discretion of its portfolio manager(s), the Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes. Such a stance may help the Fund minimize or avoid losses during adverse market, economic or political conditions. During such a period, the Fund may not achieve its investment objective. For example, should the market advance during this period, the Fund may not participate as much as it would have if it had been more fully invested.

Portfolio Turnover

The Fund's portfolio managers will sell a security when they believe it is appropriate to do so, regardless of how long the Fund has owned that security. Buying and selling securities generally involves some expense to the Fund, such as commission paid to brokers and other transaction costs. By selling a security, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Generally speaking, the higher the Fund's annual portfolio turnover, the greater its brokerage costs and the greater the likelihood that it will realize taxable capital gains. Increased brokerage costs may adversely affect the Fund's performance. Also, unless you are a tax-exempt investor or you purchase shares through a tax-deferred account, the distribution of capital gains may affect your after-tax return. Annual portfolio turnover of 100% or more is considered high. See "Financial Highlights," beginning on page __, for the Fund's historical portfolio turnover.

The Year 2000

The common past practice in computer programming of using just two digits to identify a year has resulted in the Year 2000 challenge throughout the information technology industry. If unchanged, many computer applications and systems could misinterpret dates occurring after December 31, 1999, leading to errors or failure. This failure could adversely affect the Fund's operations, including pricing, securities trading, and the servicing of shareholder accounts.

Montgomery is dedicated to providing uninterrupted, high-quality performance from our computer systems before, during and after 2000. We are now renovating and testing our internal systems. Montgomery is diligently working with external partners, suppliers, vendors and other service providers, to ensure that the systems with which we interact will remain operational at all times.

In addition to taking reasonable steps to secure our internal systems and external relationships, Montgomery is further developing contingency plans intended to ensure that unexpected systems failures will not adversely affect the Fund's operations. Montgomery intends to monitor these processes through the rollover of 1999 into 2000 and to quickly implement alternative solutions if necessary.

Despite Montgomery's efforts and contingency plans, however, noncompliant computer systems could have a material adverse effect on the Fund's business, operations, or financial condition. Additionally, the Fund's performance could be hurt if a computer system failure at a company or governmental unit affects the prices of securities the Fund owns. Issuers in countries outside of the U.S., particularly in emerging markets, may not be required to make the same level of disclosure about year 2000 readiness as required in the U.S. Montgomery, of course, cannot audit any company and its major suppliers to verify their year 2000 readiness. Montgomery understands that many foreign countries and companies are well behind their U.S. counterparts in preparing for 2000.

Additional Information on the Benchmarks for the Fund

The Morgan Stanley Capital International EAFE Index is composed of 21 developed market countries in Europe, Australasia and Far East. The returns are presented net of dividend withholding taxes.

The Morgan Stanley Capital International All-Country World-Free Index is an unmanaged, capitalization-weighted monthly total return index composed of securities listed on the stock exchanges of more than 45 developed and emerging countries, including the United States.

FINANCIAL HIGHLIGHTS

The following financial information for the period ended March 31, 1999 was audited by ___________________, whose report, dated ____________, appears in the 1999 Annual Report of this Fund. The information for the period ended March 31, 1998 was also audited by ___________________, whose report, is also included here. These financial highlights are intended to help you understand the Fund's financial performance. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

----------------------------------------------------------------------------------------------------------------------
                                                                MONTGOMERY GLOBAL LONG-SHORT FUND (a)
                                                      Class B          Class B         Class C           Class C
----------------------------------------------------------------------------------------------------------------------
SELECTED PER-SHARE DATA FOR                           March 31,        March 31,        March 31,        March 31,
THE PERIOD ENDED:                                       1999             1998             1999             1998
                                                      (audited)        (audited)       (audited)         (audited)
Net Asset Value - Beginning of Period                   $xx.xx           $10.00          $xx.xx            $10.00
Net investment income/(loss)#                             x.xx           --                x.xx             --
Net realized and unrealized gain/(loss) on                x.xx             2.64            x.xx
investments                                                                                                  1.83
Net increase/(decrease) in net assets
   resulting from investment operations                   x.xx             2.64            x.xx              1.83
Distributions to shareholders:
     Dividends from net investment income                  --                               --                --
     Distributions in excess of net investment             --                               --                --
income                                                     --                               --                --
     Distributions from net realized capital               --                               --                --
gains                                                      --                               --                --
     Distributions in excess of net capitalized            --                               --                --
gains
     Distributions from capital
Total Distributions:
Net Asset Value-End of Period                           $xx.xx           $12.64          $xx.xx            $11.83
Total Return*                                            xx.xx%           26.50%          xx.xx%            18.50%
----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of year (in 000's)                     $xx,xxx              $61         $xx,xxx              $202
Ratio of net investment income/(loss) to
   average net assets                                     x.xx%           (0.10)%+         x.xx%            (0.10)%+
Ratio of net investment income/(loss), before
   reduction of fees by Manager, to average net           x.xx%           (2.52)%+         x.xx%            (2.52)%+
   assets
Portfolio turnover rate                                  xx.xx%           84.25%          xx.xx%            84.25%
Expense ratio before reduction of fees by
   Manager, including interest and tax expenses           x.xx%            5.94%+          x.xx%             5.94%+
Expense ratio including interest and tax expenses         x.xx%            3.53%+          x.xx%             3.53%+
Expense ratio excluding interest and tax expenses         x.xx%            3.10%+          x.xx%             3.10%+
----------------------------------------------------------------------------------------------------------------------

(a) The Global  Long-Short  Fund  commenced  operations  on December 31, 1997.

*   Total return does not include sales charges or redemption fees.

# Per-share numbers have been calculated using the average share method, which more appropriately represents the per-share data for the period, since the use of the undistributed income method did not accord with results of operations.

+   Annualized.

WHAT YOU NEED TO KNOW ABOUT YOUR MONTGOMERY ACCOUNT

You pay no front-end sales charge to invest in the Fund. However, you may be subject to a contingent deferred sales charge under certain conditions (see "Selling Shares" and the Statement of Additional Information for further details). Trade requests received after the close of trading on the New York Stock Exchange (NYSE), normally 1 P.M. Pacific time (4 P.M. Eastern time) will be executed at the following business day's closing price. The minimum initial investment for the Fund is $2,000 and the minimum subsequent investment is $500. Under certain conditions we may waive these minimums. If you buy shares through a broker or investment advisor, different requirements may apply. All investments must be made in U.S. dollars. Purchases may also be made in certain circumstances by payment of securities. See "In Kind Purchases" below and the Statement of Additional Information for further details.

We must receive payment from you within three business days of your purchase. In addition, the Fund and the Distributor each reserve the right to reject any purchase.

From time to time, Montgomery may close and reopen the Fund to new investors at its discretion. Shareholders who maintain open accounts in the Fund when it closes may make additional investments in it. If a Fund is closes and you redeem your total investment in the Fund, your account will be closed and you will not be able to make any additional investments in the Fund.

How Fund Shares Are Priced

How and when we calculate the Fund's price or net asset value (NAV) determines the price at which you will buy or sell shares. We calculate the Fund's NAV by dividing the total value of its assets by the number of outstanding shares. We base the value of the Fund's investments on its market value, usually the last price reported for each security before the close of market that day. A market price may not be available for securities that trade infrequently. Occasionally, an event that affects a security's value may occur after the market closes. This is more likely to happen for foreign securities traded in foreign markets that have different time zones than in the United States. Major developments affecting the prices of those securities may occur after the foreign markets in which such securities trade have closed, but before the Fund calculates its NAV. In this case, Montgomery, under the supervision of the Fund's Board of Trustees or Pricing Committee, will make a good-faith estimate of the security's "fair value," which may be higher or lower than the security's closing price in its relevant market.

We calculate the NAV of the Fund after the close of trading on the NYSE every day that the NYSE is open. We do not calculate the NAVs on the days that the NYSE is closed for trading. An exception applies as described below. If we receive your order by the close of trading on the NYSE, you can purchase shares at the price calculated for that day. The NYSE usually closes at 4 P.M. on weekdays, except for holidays. If your order and payment are received after the NYSE has closed, your shares will be priced at the next NAV we determine after the receipt of your order. More details about how we calculate the Fund's NAVs are in the Statement of Additional Information.

> The Fund invests in securities denominated in foreign currencies and traded on foreign exchanges. To determine their value, we convert their foreign-currency price into U.S. dollars by using the exchange rate last quoted by a major bank. Exchange rates fluctuate frequently and may affect the U.S. dollar value of foreign-denominated securities, even if their market price does not change. In addition, some foreign exchanges are open for trading when the U.S. market is closed. As a result, the Fund's foreign securities--and its price--may fluctuate during periods when you can't buy, sell or exchange shares in the Fund.

Foreign Investors

Foreign citizens and resident aliens of the United States living abroad may not invest in the Fund.

INVESTING IN THE FUND THROUGH FINANCIAL INTERMEDIARIES

You may purchase and sell shares through securities brokers and benefit plan administrators or their subagents. You should contact them directly for information regarding how to invest or redeem through them. They may also charge you service or transaction fees. If you purchase or redeem shares through them, you will receive the NAV calculated after receipt of the order by them (generally, 4:00 P.M. Eastern time) on any day the NYSE is open. If your order is received by them after that time, it will be purchased or redeemed at the next calculated NAV. Brokers and benefit plan administrators who perform shareholder servicing for the Fund may receive fees from the Fund or Montgomery for providing these services.

INVESTING IN THE FUND DIRECTLY WITH MONTGOMERY

Opening a New Account

By Mail Send your completed application, with a check payable to Montgomery Global Long-Short Fund, to the appropriate address below. Your check must be in U.S. dollars and drawn only on a bank located in the United States. We do not accept third-party checks, "starter" checks, credit-card checks, instant-loan checks or cash investments. We may impose a charge on checks that do not clear.

Regular Mail
The Montgomery Funds II
c/o DST Systems, Inc.
P.O. Box 419073
Kansas City, MO 64141-6073

Express Mail or Overnight Courier
The Montgomery Funds II
c/o DST Systems, Inc.
210 West 10th Street
7th Floor
Kansas City, MO 64105-1614

By Wire Call us at (800) 627-7933, option (2) to let us know that you intend to make your initial investment by wire. Tell us your name and the amount you want to invest. We will give you further instructions and a fax number to which you should send your completed New Account application. To ensure that we handle your investment accurately, include complete account information in all wire instructions. Then request your bank to wire money from your account to the attention of:

Investors Fiduciary Trust Company
ABA #101003621
For: DST Systems, Inc.

and include the following:

Account #7526601
Attention: The Montgomery Funds II
For credit to: [shareholder(s) name]
Shareholder Account Number:
[shareholder(s) account number]
Name of Fund: [Montgomery Global Long-Short Fund]

Please note that your bank may charge a wire transfer fee.

By Phone To make an initial investment by phone, you must have been a current Montgomery shareholder for at least 30 days. Shares for Individual Retirement Accounts (IRAs) may not be purchased by phone. Your purchase must meet the Fund's investment minimum and is limited to the total value of your existing accounts or $10,000, whichever is greater. To complete the transaction, we must receive payment within three business days. We reserve the right to collect any losses from your account if we do not receive payment within that time.

In-Kind Purchases An investor may purchase shares of the Fund by tendering payment in-kind in the form of securities, provided that any such tendered securities are readily marketable, their acquisition is consistent with the Fund's investment objectives and policies, and the tendered securities are otherwise acceptable to the Fund's portfolio managers. For purposes of in-kind purchases, a security will be considered "readily marketable" if it is in the process of undergoing customary settlement and/or registration in its primary market. For purposes of sales of shares of the Fund of such securities, the tendered securities shall be valued at the identical time and in the identical manner that the portfolio securities of the Fund are valued for the purpose of calculating the net asset value of the Fund's shares.

Manage Your Account Online

Our online Shareholder Service Center offers free, secure access to your account(s) round-the-clock. Shareholders can:


[]   Check current account balances

[]   Buy, exchange or sell shares

[] View the most recent account activity and up to 80 records of account history within the past two years

[]   Order duplicate statements and tax forms

[]   Reorder checkbooks

To register call 800.627.7933 option (2) speak with a shareholder service representative. Please have your Fund and account numbers ready. It only takes a minute!

Get in-depth information

Our Web site is a good source of in-depth information on the Fund or other Montgomery Funds, as well as useful information about investing in general. Click on:

[] Funds & Performance for daily performance and net asset values, plus in-depth information on any of our Funds, including audio broadcasts of portfolio manager commentaries

[] Meet Our Experts to gain weekly insight into market events, browse through a vast archive of commentaries and read portfolio manager biographies

[] Resource Center for answers to your investment questions, a glossary of financial terms, our online bookstore, plus 11 calculation worksheets to help you meet your investment goals, such as:

     >  College  Prep  to  learn  how  to   invest   for  your   children's   or
        grandchildren's education

     >  Retirement Planning to start investing for your golden years now

Buying Additional Shares

By Mail Complete the form at the bottom of any Montgomery statement and mail it with your check payable to Montgomery Global Long-Short Fund. Or mail the check with a signed letter noting the name of the Fund in which you want to invest, your account number and telephone number. We will mail you a confirmation of your investment. Note that we may impose a charge on checks that do not clear.

By Phone Current shareholders are automatically eligible to buy shares by phone. To buy shares in the Fund or to invest in a new Fund, call (800) 627-7933 option
(2). Shares for IRAs may not be purchased by phone. There are restrictions on the dollar amount of shares you may buy by phone.

We must receive payment for your purchase within three business days of your request. To ensure that we do, you can:

> Transfer money directly from your bank account by mailing a written request and a voided check or deposit slip (for a savings account).

>    Send us a check by overnight or second-day courier service.

> Instruct your bank to wire money to our affiliated bank using the information provided on page ___.

Online To buy shares online, you must first set up an Electronic Link, which allows us to automatically debit or credit your bank account for transactions made by phone or online. Then visit our Web site, www.montgomeryfunds.com, where you can purchase up to $25,000 per day in additional shares of the Fund, except those held in a retirement account. The cost of the shares will be automatically deducted from your bank account.

To take advantage of this service, simply mail us a voided check or preprinted deposit slip from your bank account along with a request to establish an Electronic Link.

By Wire There is no need to contact us when buying additional shares by wire. Instruct your bank to wire funds to our affiliated bank using the information on page __.

Exchanging Shares

You may exchange shares in the Fund for shares in another, in accounts with the same registration, Taxpayer Identification number and address. Applicable minimums apply to exchanges as well as purchases. Note that an exchange may result in a realized gain or loss for tax purposes. Additionally, you may be subject to a contingent deferred sales charge under certain conditions (see "Selling Shares" and the Statement of Additional Information for further details). You may exchange shares by phone, at (800) 627-7933 option (2).

Other Exchange Policies

[] We will process your exchange order at the "next-calculated" NAV. This means that if your exchange order is received after 4:00 P.M. on a particular day, it will be processed at the NAV calculated on the next trading day.

[] You may exchange shares in the Fund only if it has been qualified for sale in your state. You may not exchange shares in the Fund for shares of another that is currently closed to new shareholders unless you are already a shareholder in the closed Fund.

[] Because excessive exchanges can harm the Fund's performance, we reserve the right to terminate your exchange privileges if you make more than four exchanges out of any one fund during a 12-month period. We may also refuse an exchange into a Fund from which you have sold shares within the previous 90 days (accounts under common control and accounts having the same Taxpayer Identification number will be counted together).

Selling Shares

You may sell some or all of your Fund shares on days that the NYSE is open for trading. Note that a redemption may result in a realized gain or loss for tax purposes.

Your shares will be sold at the next NAV we calculate for the Fund after receiving your order. We will promptly pay the proceeds to you, less any contingent deferred sales charges (CDSC) (see below), normally within three business days of receiving your order and all necessary documents (including a written redemption order with the appropriate signature guarantee). We will mail or wire you the proceeds, depending on your instructions. Although shares purchased by check will be redeemed at the next-calculated NAV, redemption proceeds will not be made available until 15 days after the purchase date. Within this 15-day period, you may choose to exchange your investment into a Montgomery money market fund if you have a prospectus for one of those funds.

o Class B Shares Shareholders who redeem or exchange Class B shares will be subject to a CDSC if they redeemed or exchanged those shares within six years of purchase as shown in the following table:

-----------------------------------------------------------------------------
    DURING THE FOLLOWING YEAR(S) OF                     CDSC
               PURCHASE
-----------------------------------------------------------------------------
               1st year                                5.00%
-----------------------------------------------------------------------------
               2nd year                                4.00%
-----------------------------------------------------------------------------
               3rd year                                3.00%
-----------------------------------------------------------------------------
               4th year                                3.00%
-----------------------------------------------------------------------------
               5th year                                2.00%
-----------------------------------------------------------------------------
               6th year                                1.00%
-----------------------------------------------------------------------------
             After 6 years                              None
-----------------------------------------------------------------------------

Class B shares will automatically convert to Class R shares at the beginning of the seventh year after purchase.

[]   Class C Shares  Shareholders  who redeem or exchange  Class C shares within one year of purchase will be charged a CDSC of 1.00%. There is no CDSC imposed on Class C shares acquired through reinvestment of dividends or capital gains.

[] Class B and C Shares The CDSC will be imposed on the lesser of the original purchase price or the net asset value of the redeemed or exchanged shares at the time of the redemption. CDSC calculations are based on the specific shares involved, not the value of the account. To keep your CDSC as low as possible, each time you place a request to sell or exchange shares, we will first sell or exchange any shares in your account that are not subject to a CDSC. If there are not enough of these shares to meet your request, we will sell or exchange your shares on a first-in, first-out basis. Your financial consultant or institution may elect to waive some or all of the payment, thereby reducing or eliminating the otherwise applicable CDSC.

Shares can be sold in several ways:

[] By Mail Send us a letter including your name, Montgomery account number and the dollar amount or number of shares you want to sell. You must sign the letter the same way your account is registered. If you have a joint account, all account holders must sign the letter.

If you want the proceeds to go to a party other than the account owner(s) or your predesignated bank account, or if the dollar amount of your redemption exceeds $50,000, you must obtain a signature guarantee (not a notarization), available from many commercial banks, savings associations, stock brokers and other NASD member firms.

If you want to wire your redemption proceeds but do not have a predesignated bank account, include a voided check or deposit slip with your letter. The minimum wire amount is $500. Wire charges, if any, will be deducted from the redemption proceeds. We may permit lesser wire amounts or fees at our discretion.

[] By Check If you have check writing privileges in your account, you may write a check to redeem some of your shares of the Fund. A balance must be available for the amount of the check. Funds invested by check must be invested for 15 days before they are available for redemption. Checkwriting is not available for IRA accounts. Checks may not be written for amounts below $250. Checks require only one signature unless otherwise indicated. We will return your checks at the end of the month. Note that we may impose a charge for a stop-payment request.

[] By Phone You may accept or decline telephone redemption privileges on your New Account application. If you accept, you will be able to sell up to $50,000 in shares by phone. You may not buy, sell or exchange shares in an IRA by phone. If you included bank wire information on your New Account application or made arrangements later for wire redemptions, proceeds can be wired to your bank account. Please allow at least two business days for the proceeds to be credited to your bank account. If you want proceeds to arrive at your bank on the same business day (subject to bank cutoff times), there is a $10 fee. For more information about our telephone transaction policies, see "Other Policies" below.

[]   Online You can sell up to $50,000  in shares in a regular  account  through our online Shareholder Service Center at www.montgomeryfunds.com.

Redemption Fees The following fees may be charged when you sell your shares:

[]   For shares sold by wire, a $10 wire transfer fee will be deducted  directly from the proceeds.

[]   For  redemption  checks  requested  by Federal  Express,  a $10 fee will be deducted directly from the redemption proceeds.

In accordance with the rules of the Securities and Exchange Commission (SEC), we reserve the right to suspend redemptions under extraordinary circumstances.

Other Policies

Minimum Account Balances

Due to the cost of maintaining small accounts, we require a minimum Fund account balance of $1,000. If your account balance falls below that amount for any reason, we will ask you to add to your account. If your account balance is not brought up to the minimum or you do not send us other instructions, we will redeem your shares and send you the proceeds. We believe that this policy is in the best interests of all our shareholders.

Expense Limitations

Montgomery Asset Management may reduce its management fees and absorb expenses in order to maintain total operating expenses (excluding interest, taxes and dividend expenses) for the Fund below its previously set operating expense limit. The Investment Management Agreement allows Montgomery three years to recoup amounts previously reduced or absorbed, provided the Fund remains within the applicable expense limitation. Montgomery generally seeks to recoup the oldest amounts before seeking payment of fees and expenses for the current year.

Shareholder Servicing Plan

The Fund has adopted a Shareholder Servicing Plan, under which the Fund pays Montgomery or its Distributor a shareholder servicing fee at an annual rate of up to 0.25% of the Fund's average daily net assets. The fee is intended to reimburse the recipient for providing or arranging for services to shareholders. The fee may also be used to pay certain brokers, transfer agents and other financial intermediaries for providing shareholder services.

Share Marketing Plan ("Rule 12b-1 Plan")

The Fund has adopted a Rule 12b-1 Plan for the Class B and Class C shares. Under the Rule 12b-1 Plan, the Fund will pay distribution fees to the Distributor at an annual rate of seventy-five one-hundredths of one percent (0.75%) of the Fund's aggregate average daily net assets attributable to its Class B and Class C shares to reimburse the Distributor for its distribution costs with respect to such class. Because the Rule 12b-1 fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charge.

Uncashed Redemption Checks

If you receive your Fund redemption proceeds or distributions by check (instead of by wire) and it does not arrive within a reasonable period of time, call us at (800) 627-7933 option (2). Please note that we are responsible only for mailing redemption or distribution checks and are not responsible for tracking uncashed checks or determining why checks are uncashed. If your check is returned to us by the U.S. Postal Service or other delivery service, we will hold it on your behalf for a reasonable period of time. We will not invest the proceeds in any interest-bearing account. No interest will accrue on uncashed distribution or redemption proceeds.

In-Kind Redemptions

When in the judgment of the Manager it is consistent with the best interests of the Fund, an investor may redeem shares of the Fund and receive securities from the Fund's portfolio selected by the Manager at its sole discretion, provided that such redemption is not expected to affect the Fund's ability to attain its investment objective or otherwise materially affect its operations. For the purposes of redemptions in kind, the redeemed securities shall be valued at the identical time and in the identical manner that the other portfolio securities are valued for purposes of calculating the net asset value of the Fund's shares.

Telephone Transactions

By buying, selling or exchanging shares over the phone, you agree to reimburse the Fund for any expenses or losses incurred in connection with transfers of money from your account. This includes any losses or expenses caused by your bank's failure to honor your debit or act in accordance with your instructions. If your bank makes erroneous payments or fails to make payment after you buy shares, we may cancel the purchase and immediately terminate your telephone transaction privilege. In addition, we may discontinue these privileges at any time upon prior written notice. You may discontinue phone privileges at any time.

The shares you purchase by phone will be priced at the first net asset value we determine after receiving your purchase. You will not actually own the shares, however, until we receive your payment in full. If we do not receive your payment within three business days of your request, we will cancel your purchase. You may be responsible for any losses incurred by the Fund as a result.

Please note that we cannot be held liable for following telephone instructions that we reasonably believe to be genuine. We use several safeguards to ensure that the instructions we receive are accurate and authentic, such as:

>    recording certain calls,

> requiring a special authorization number or other personal information not likely to be known by others, and

>    sending a transaction confirmation to the investor.

Montgomery and its Transfer Agent may be held liable for any losses due to unauthorized or fraudulent telephone transactions only if we have not followed these reasonable procedures.

We reserve the right to revoke the telephone transaction privilege of any shareholder at any time if he or she has used abusive language or misused the phone privilege by making purchases and redemptions that appear to be part of a systematic market-timing strategy.

If you notify us that your address has changed, we will temporarily suspend your telephone redemption privileges until 30 days after your notification to protect you and your account. We require all redemption requests made during this period to be in writing with a signature guarantee.

Shareholders may experience delays in exercising telephone redemption privileges during periods of volatile economic or market conditions. In these cases you may want to transmit your redemption request:

>    by overnight courier

>    by telegram

Tax Withholding Information

Be sure to complete the Taxpayer Identification Number (TIN) section of the New Account application. If you don't have a Social Security Number or TIN, apply for one immediately by contacting your local office of the Social Security Administration or the Internal Revenue Service (IRS). If you do not provide us with a TIN or a Social Security number, federal tax law may require us to withhold 31% of your taxable dividends, capital-gains distributions, and redemption and exchange proceeds (unless you qualify as an exempt payee under certain rules).

Other rules about TINs apply for certain investors. For example, if you are establishing an account for a minor under the Uniform Gifts to Minors Act, you should furnish the minor's TIN. If the IRS has notified you that you are subject to backup withholding because you failed to report all interest and dividend income on your tax return, you must check the appropriate item on the New Account application. Foreign shareholders should note that any dividends the Fund pays to them may be subject to up to 30% withholding instead of backup withholding.

After You Invest

Taxes

IRS rules require that the Fund distributes all of its net investment income and capital gains, if any, to shareholders. Capital gains may be taxable at different rates depending upon the length of time the Fund holds its assets. We will inform you about the source of any dividends and capital gains upon payment. After the close of each calendar year, we will advise you of their tax status. The Fund's distributions, whether received in cash or reinvested, may be taxable. Any redemption of the Fund's shares or any exchange of the Fund's shares for another Fund will be treated as a sale, and any gain on the transaction may be taxable.

Additional information about tax issues relating to the Fund can be found in our Statement of Additional Information, available free by calling (800) 627-7933 option (2). Consult your tax advisor about the potential tax consequences of investing in the Fund.

Dividends and Distributions

As a shareholder in the Fund, you may receive income dividends and capital gain distributions for which you will owe taxes (unless you invest solely through a tax-advantaged account such as an IRA or a 401(k) plan). Dividends and distributions are paid to all shareholders who maintain accounts with the Fund as of its "record date" and according to the following schedule:

------------------------------------------------------------------------------------------------------
                               INCOME Dividends                      CAPITAL GAINS
------------------------------------------------------------------------------------------------------
Global Long-Short Fund         Declared and paid in the last         Declared and paid in the last
                               quarter of each calendar year*        quarter of each calendar year*
------------------------------------------------------------------------------------------------------

* Following its fiscal year end March 31, the Fund may make additional distributions to avoid the imposition of a tax.

If you would like to receive distributions in cash, indicate that choice on your New Account application. Otherwise, the distributions will be reinvested in additional Fund shares.

Keeping You Informed

After you invest you will receive our Shareholder Services Guide, which includes more information about buying, exchanging and selling shares in The Montgomery Funds. It also describes in more detail useful tools for investors such as the Montgomery Star System and online transactions.

During the year, we will also send you the following communications:

[]   Confirmation statements.

[]   Account statements. Mailed after the close of each calendar quarter.

[] Annual and semiannual reports. Mailed approximately 60 days after March 31 and September 30.

[]   1099 tax form. Sent by January 31.

[]   Annual updated prospectus. Mailed to existing shareholders in the fall.

To save you money, we will send only one copy of each shareholder report or other mailing to your household if you hold accounts under common ownership or at the same address (regardless of the number of shareholders or accounts at that household or address), unless you request additional copies.

Referral Arrangements

The Distributor for the Fund compensates selected solicitors for bringing new accounts or investments to the Fund. The Fund will not pay this compensation out of its assets unless it has adopted a Rule 12b-1 plan. You may request the Statement of Additional Information through the telephone number given on the last page for specific information about these arrangements.

HOW TO AVOID "BUYING A DIVIDEND"

If you plan to purchase shares in the Fund, check if it is planning to make a distribution in the near future. Here's why: If you buy shares of the Fund just before a distribution, you'll pay full price for the shares but receive a portion of your purchase price back as a taxable distribution. This is called "buying a dividend." Unless you hold the Fund in a tax-deferred account, you will have to include the distribution in your gross income for tax purposes, even though you may not have participated in the increase of the Fund's appreciation.

OUR PARTNERS

As a Montgomery shareholder, you may see the names of our partners on a regular basis. We all work together to ensure that your investments are handled accurately and efficiently.

Funds Distributor, Inc., located in New York City and Boston, distributes The Montgomery Funds.

DST Systems, located in Kansas City, Missouri, provides transfer agent services and performs certain record keeping and accounting functions for the Fund.

You can find more  information  about the Montgomery  Global  Long-Short  Fund's investment policies in the Statement of Additional Information (SAI), incorporated by reference in this prospectus, which is available free of charge.

To request a free copy of the SAI, call us at 800.627.7933. You can review and copy further information about The Montgomery Funds II, including the SAI, at the Securities and Exchange Commission's (SEC's) Public Reference Room in Washington, D.C. Call 800.SEC.0330 to obtain information about the operation of the Public Reference Room. Reports and other information about The Montgomery Funds II are available through the SEC's Web site at www.sec.gov. You can also obtain copies of this information, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C., 20549-6009.

You can also find further information about Montgomery Global Long-Short Fund in our annual and semiannual shareholder reports, which discuss the market conditions and investment strategies that significantly affected each Fund's performance during the previous fiscal period. To request a copy of the most recent annual or semiannual report, call us at 800.627.7933.

Corporate Headquarters:
The Montgomery Funds
101 California Street
San Francisco, CA 94111-9361

800.627.7933
www.montgomeryfunds.com



                                 SEC File Nos.: The Montgomery Funds II 811-8064


                                                    Funds Distributor, Inc. 7/99

              ----------------------------------------------------

                                     PART C

                                OTHER INFORMATION

               ---------------------------------------------------

                             THE MONTGOMERY FUNDS II

                                 --------------

                                    FORM N-1A

                                 --------------

                                     PART C

                                 --------------


Item 23. Exhibits

         (a) Amended and Restated Agreement and Declaration of Trust as incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement as filed with the Commission on October 29, 1998 ("Post-Effective Amendment No. 37").

         (b) Amended and Restated By-Laws is incorporated by reference to Post-Effective Amendment No. 37.

         (c)      Instruments   Defining   Rights  of  Security   Holder  -  Not
                  applicable.

         (d) Investment Advisory Contracts - Form of Investment Management Agreement is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement as filed with the Commission on July 31, 1997 ("Post-Effective Amendment No. 22").

         (e) Form of Underwriting Agreement is incorporated by reference to Post-Effective Amendment No. 22.

         (f)      Bonus or Profit Sharing Contracts - Not applicable.

         (g) Form of Custody Agreement is incorporated by reference to Post-Effective Amendment No. 37.

         (h)      Other Material Contracts:

                  (1)      Form  of   Administrative   Services   Agreement   is
                           incorporated by reference to Post-Effective Amendment No. 22.

                  (2) Form of Shareholder Services Plan is incorporated by reference to Post-Effective Amendment No. 37.

         (i) Opinion of Counsel as to legality of shares is incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement as filed with the Commission on May 27, 1999.

         (j)      Other   Opinions:   Independent   Auditors'   Consent   -  Not
                  applicable.

         (k)      Omitted Financial Statements - Not applicable.

         (l)      Initial  Capital  Agreements:   Letter  of  Understanding  re:
                  Initial Shares is incorporated by reference to Post-Effective Amendment No. 37.

         (m) Rule 12b-1 Plan: Form of Share Marketing Plan (Rule 12b-1Plan) is incorporated by reference to Post-Effective Amendment No. 22.

         (n)      Financial   Data   Schedule.   Financial  Data  Schedules  are
                  incorporated by reference to Form NSAR-A filed on March 1, 1999.

         (o) 18f-3 Plan - Form of Amended and Restated Multiple Class Plan is incorporated by reference to Post-Effective Amendment No. 37.

Item 24. Persons Controlled by or Under Common Control with the Fund

           Montgomery Asset Management, LLC, a Delaware limited liability company, is the manager of each series of the Registrant, of The Montgomery Funds, a Massachusetts business trust, and of The Montgomery Funds III, a Delaware business trust. Montgomery Asset Management, LLC is a subsidiary of Commerzbank AG based in Frankfurt, Germany. The Registrant, The Montgomery Funds and The Montgomery Funds III are deemed to be under the common control of each of those two entities.

Item 25. Indemnification

         Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

         Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser

         Effective July 31, 1997, Montgomery Asset Management, L.P. completed the sale of substantially all of its assets to the current investment manager, Montgomery Asset Management, LLC ("MAM, LLC"), a subsidiary of Commerzbank A.G. Information about the officers and directors of MAM, LLC is provided below. The address for the following persons is 101 California Street, San Francisco, California 94111.

         R. Stephen Doyle           Chairman of the Board of Directors and Chief
                                    Executive Officer of MAM, LLC
         Mark B. Geist              President and Director of MAM, LLC
         F. Scott Tuck              Executive Vice President of MAM, LLC
         David E. Demarest          Secretary, Treasurer and Executive Vice
                                    President of MAM, LLC

         The following directors of MAM, LLC also are officers of Commerzbank AG. The address for the following persons is Neue Mainzer Strasse 32-36, Frankfurt am Main, Germany.

         Heinz Josef Hockmann       Director of MAM, LLC
         Dietrich-Kurt Frowein      Director of MAM, LLC
         Andreas Kleffel            Director of MAM, LLC

         Before July 31, 1997, Montgomery Securities, which is a broker-dealer and the prior principal underwriter of the Registrant, was the sole limited partner of the prior investment manager, Montgomery Asset Management, L.P. ("MAM, L.P."). The general partner of MAM, L.P. was a corporation, Montgomery Asset Management, Inc. ("MAM, Inc."), certain of the officers and directors of which now serve in similar capacities for MAM, LLC.

Item 27. Principal Underwriter

         (a) Funds Distributor, Inc. (the "Distributor") acts as principal underwriter for the following investment companies.

                  American Century California Tax-Free and Municipal Funds American Century Capital Portfolios, Inc.
                  American Century Government Income Trust
                  American Century International Bond Funds
                  American Century Investment Trust
                  American Century Municipal Trust
                  American Century Mutual Funds, Inc.
                  American Century Premium Reserves, Inc.
                  American Century Quantitative Equity Funds
                  American Century Strategic Asset Allocations, Inc. American Century Target Maturities Trust
                  American Century Variable Portfolios, Inc.
                  American Century World Mutual Funds, Inc.
                  BJB Investment Funds
                  The Brinson Funds
                  Dresdner RCM Capital Funds, Inc.
                  Dresdner RCM Equity Funds, Inc.
                  Founders Funds, Inc.
                  Harris Insight Funds Trust
                  HT Insight Funds, Inc. d/b/a Harris Insight Funds
                  J.P. Morgan Institutional Funds
                  J.P. Morgan Funds
                  JPM Series Trust
                  JPM Series Trust II
                  LaSalle Partners Funds, Inc.
                  Kobrick-Cendant Investment Trust
                  Merrimac Series
                  Monetta Fund, Inc.
                  Monetta Trust
                  The Montgomery Funds
                  The Montgomery Funds II
                  The Munder Framlington Funds Trust
                  The Munder Funds Trust
                  The Munder Funds, Inc.
                  National Investors Cash Management Fund, Inc.
                  Orbitex Group of Funds
                  SG Cowen Funds, Inc.
                  SG Cowen Income + Growth Fund, Inc.
                  SG Cowen Standby Reserve Fund, Inc.
                  SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
                  SG Cowen Series Funds, Inc.
                  St. Clair Funds, Inc.
                  The Skyline Funds
                  Waterhouse Investors Family of Funds, Inc.
                  WEBS Index Fund, Inc.

                  The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. Funds Distributor is an indirect wholly owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

         (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.

                  Director, President and               Marie E. Connolly
                      Chief Executive Officer
                  Executive Vice President              George A. Rio
                  Executive Vice President              Donald R. Roberson
                  Executive Vice President              William S. Nichols
                  Senior Vice President, General        Margaret W. Chambers
                      Counsel, Chief Compliance
                      Officer, Secretary and Clerk
                  Senior Vice President                 Michael S. Petrucelli
                  Director, Senior Vice President,      Joseph F. Tower, III
                      Treasurer and Chief
                      Financial Officer
                  Senior Vice President                 Paula R. David
                  Senior Vice President                 Allen B. Closser
                  Senior Vice President                 Bernard A. Whalen
                  Chairman and Director                 William J. Nutt

         (c)      Not Applicable.

Item 28. Location of Accounts and Records.

           The accounts,  books, or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended (the "Investment Company Act") will be kept by the Registrant's Transfer Agent, DST Systems, Inc., P.O. Box 1004 Baltimore, Kansas City, Missouri 64105, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2)(iii), (4), (5), (6), (7), (9),
(10) and (11) of Rule 31a-1(b)), which will be kept by the Registrant at 101 California Street, San Francisco, California 94111.

Item 29. Management Services.

         There are no management-related service contracts not discussed in Parts A and B.

Item 30. Undertakings.

         (a)      Not applicable.

         (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's last annual report to shareholders, upon request and without charge.

         (c) Registrant has undertaken to comply with Section 16(a) of the Investment Company Act which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees in the event that less than a majority of the trustees have been elected to such position by shareholders. Registrant has also undertaken promptly to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of
                  Section 16(c) of the Investment Company Act.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, the State of California, on this 27th day of May 1999.


                                    THE MONTGOMERY FUNDS II


                                    By: George A. Rio*
                                        ----------------------------------------
                                        George A. Rio
                                        President and Principal Executive
                                        Officer; Treasurer and Principal
                                        Financial and Accounting Officer


         Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


George A. Rio*                  President and                       May 27, 1999
----------------------          Principal Executive Officer,
George A. Rio                   Treasurer and Principal
                                Financial and Accounting Officer



R. Stephen Doyle *              Chairman of the                     May 27, 1999
----------------------          Board of Trustees
R. Stephen Doyle


Andrew Cox *                    Trustee                             May 27, 1999
----------------------
Andrew Cox


Cecilia H. Herbert *            Trustee                             May 27, 1999
----------------------
Cecilia H. Herbert


John A. Farnsworth *            Trustee                             May 27, 1999
----------------------
John A. Farnsworth


* By: /s/ Julie Allecta
----------------------
      Julie Allecta, Attorney-in-Fact
      pursuant to Powers of Attorney previously filed.